Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Profit for the year	¥ 36,793	¥ 29,372	¥ 42,089
Adjustments for:
Income tax expense	16,296	15,768	15,726
Depreciation, depletion and amortization	237,375	218,147	202,875
Capitalized exploratory costs charged to expense	9,455	9,689	9,608
Safety fund reserve	327	1,614	1,434
Share of profit of associates and joint ventures	(5,968)	(4,105)	(1,504)
Provision for impairment of receivables, net	3,254	1,609	74
Write down in inventories, net	1,069	2,634	3,335
Impairment of available-for-sale financial assets		(2)	74
Impairment of other non-current assets	3,784	115
Loss on disposal of property, plant and equipment	4,939	7,972	4,661
Remeasurement to fair value of pre-existing interest in acquiree			(22,807)
Gain on disposal of other non-current assets	(108)	(37)	(1,476)
Gain on disposal of subsidiaries	(613)	(24,674)	(280)
Dividend income		(60)	(288)
Interest income	(2,901)	(2,491)	(2,019)
Interest expense	22,408	23,348	24,328
Changes in working capital:
Accounts receivable, prepaid expenses and other current assets	(2,779)	5,281	5,581
Inventories	1,141	(22,638)	36,256
Accounts payable and accrued liabilities	65,229	16,825	(28,163)
CASH FLOWS GENERATED FROM OPERATIONS	389,701	278,367	289,504
Income taxes paid	(23,046)	(13,188)	(28,192)
NET CASH FLOWS FROM OPERATING ACTIVITIES	366,655	265,179	261,312
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(229,239)	(181,054)	(217,750)
Acquisition of investments in associates and joint ventures	(3,901)	(2,008)	(1,637)
Acquisition of available-for-sale financial assets	(16)	(400)	(625)
Prepayments on long-term operating leases	(3,928)	(2,586)	(2,524)
Acquisition of intangible assets and other non-current assets	(3,837)	(5,781)	(3,586)
Payments for acquisition of joint venture and subsidiaries	(1,106)		(6,496)
Proceeds from disposal of property, plant and equipment	1,146	2,127	1,923
Acquisition of subsidiaries			(17,855)
Proceeds from disposal of other non-current assets	921	991	16,987
Interest received	2,227	2,079	1,585
Dividends received	7,181	10,505	9,617
(Increase) / decrease in time deposits with maturities over three months	(12,994)	240	4,482
NET CASH FLOWS USED FOR INVESTING ACTIVITIES	(243,546)	(175,887)	(215,879)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term borrowings	(578,129)	(458,780)	(530,808)
Repayments of long-term borrowings	(195,984)	(285,519)	(250,745)
Interest paid	(19,590)	(19,276)	(20,777)
Dividends paid to non-controlling interests	(12,621)	(2,401)	(5,314)
Dividends paid to owners of the company	(19,626)	(8,450)	(29,005)
Increase in short-term borrowings	601,862	460,478	481,762
Increase in long-term borrowings	128,390	247,429	311,809
Capital contribution from non-controlling interests	1,470	940	1,596
Decrease in other long-term obligations	(497)	(1,428)	(3,957)
NET CASH FLOWS USED FOR FINANCING ACTIVITIES	(94,725)	(67,007)	(45,439)
TRANSLATION OF FOREIGN CURRENCY	(3,538)	2,873	(999)
Increase / (decrease) in cash and cash equivalents	24,846	25,158	(1,005)
Cash and cash equivalents at beginning of the year	97,931	72,773	73,778
Cash and cash equivalents at end of the year	¥ 122,777	¥ 97,931	¥ 72,773